Time Depoist Maturities	12 Months Ended
Dec. 31, 2014
Maturities Of Time Deposits [Abstract]
Time Deposit Maturities [Text Block]

Note 9 – Time Deposit Maturities

Following is a table of maturities for time deposits outstanding on December 31, 2014, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.4 billion on December 31, 2014. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2015	$860,822
2016	137,356
2017	98,508
2018	82,457
2019	52,733
2020 and after	45,062
Total	$1,276,938